Annual Operating Expenses - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Mid Cap ETF - Fidelity Enhanced Mid Cap ETF	Dec. 30, 2023
Operating Expenses:
Management fee	0.23%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.23%

[1]	ABased on estimated amounts for the current fiscal year.